Operating Segments	12 Months Ended
Dec. 31, 2023
Operating Segments
Operating Segments

33.	Operating Segments

Operating segments are business activities that generate revenues and incur expenses, whose operating results are regularly reviewed by the executive boards of the Company and by key strategic decision-makers responsible for allocating funds and assessing performance.

33.1	Products and services from which the reportable segments have their revenues generated

The Company operates in reportable segments identified by Management, through the chief officers of each business area, taking into consideration the regulatory environments, the strategic business units and the different products and services. These segments are managed separately, since each business and each company require different technologies and strategies.

Until December 31, 2023, all sales have been to customers within the Brazilian territory, in addition, all noncurrent assets are also located in the national territory. The Company did not identify any customer who individually accounts for more than 10% of their total net revenue until December 31, 2023.

The Company evaluates the performance of each segment, based on information derived from the accounting records. The accounting policies of the operating segments are the same as those described in Note 4.

33.2	Company’s reportable segments

Power generation and transmission (GET) - its attribution is to produce electricity from hydraulic, wind, and thermal projects (GER) and to provide services of transmission and transformation of electric power, being responsible for the construction, operation and maintenance of substations, as well for the energy transmission lines (TRA); for managers, the assets and liabilities of the generation and transmission segments are shown on an aggregate basis while their result is presented separately;

Power distribution (DIS) - its attribution is to provide public electricity distribution services, being responsible for the operation and maintenance of the distribution infrastructure, as well as providing related services;

GAS - its attribution is to provide public service of piped natural gas distribution. The segment will be discontinued after the completion of the Compagas divestment process (Note 39)

Power sale (COM) - its attribution is to trade energy and related services;

Holding and Services - its attribution is the provision of services, including rental of distributed generation infrastructure, and participation in other companies.

As a result of the divestment process of Compagas and UEGA detailed in Note 39, the statements of assets and results by segment presented below contain the reclassification column of the balances of the discontinued operation that are part of the power generation and gas segments.

33.3	Assets by reportable segment

ASSETS	Electric Energy			GAS	Holding and Services	Reclassi- fications Note 39	Intersegment operations	Total
12.31.2023	GET	DIS	COM
TOTAL ASSETS	26,663,528	21,831,127	1,824,990	1,023,624	6,026,072	1,446,991	(2,997,258)	55,819,074
CURRENT ASSETS	3,841,190	5,153,666	1,074,359	240,017	4,994,382	276,597	(1,864,481)	13,715,730
NONCURRENT ASSETS	22,822,338	16,677,461	750,631	783,607	1,031,690	1,170,394	(1,132,777)	42,103,344
Long term assets	6,966,439	8,229,821	740,114	73,274	795,749	171,431	(633,391)	16,343,437
Investments	3,345,350	443	-	-	166,004	-	-	3,511,797
Property, plant and equipment	11,060,949	-	770	-	52,305	288,602	(577,205)	10,825,421
Intangible assets	1,341,216	8,317,327	5,784	699,697	7,247	699,725	99,093	11,170,089
Right-of-use asset	108,384	129,870	3,963	10,636	10,385	10,636	(21,274)	252,600

ASSETS	Electric Energy			GAS	Holding and Services	Intersegment operations	Total
12.31.2022	GET	DIS	COM
TOTAL ASSETS	24,917,856	20,538,815	1,808,971	1,083,713	2,244,405	(890,060)	49,703,700
CURRENT ASSETS	3,237,725	4,937,240	990,867	282,714	1,311,618	(1,432,915)	9,327,249
NONCURRENT ASSETS	21,680,131	15,601,575	818,104	800,999	932,787	542,855	40,376,451
Long term assets	6,819,202	8,200,557	809,498	59,505	732,365	(178,982)	16,442,145
Investments	3,163,152	534	-	-	162,045	-	3,325,731
Property, plant and equipment	10,054,763	-	541	-	14,164	-	10,069,468
Intangible assets	1,559,776	7,257,827	6,193	726,107	5,987	721,837	10,277,727
Right-of-use asset	83,238	142,657	1,872	15,387	18,226	-	261,380

33.4	Statement of income by reportable segment

STATEMENT OF INCOME	Electric Energy				GAS	Holding and Services	Reclassi- fications Note 39	Inter- segment operations	Total
	GET
12.31.2023	GER	TRA	DIS	COM
CONTINUING OPERATIONS
NET OPERATING REVENUE	4,179,457	1,096,351	15,085,707	4,056,904	978,581	-	(977,148)	(2,940,384)	21,479,468
Net operating revenue - third-parties	1,764,212	687,829	15,048,581	3,978,846	17,014	-	(17,014)	-	21,479,468
Net operating revenue - between segments	2,415,245	408,522	37,126	78,058	961,567	-	(960,134)	(2,940,384)	-
OPERATING COSTS AND EXPENSES	(2,372,792)	(474,506)	(13,983,117)	(3,948,286)	(814,455)	(218,272)	778,481	2,940,384	(18,092,563)
Energy purchased for resale	(214,198)	(14,741)	(6,074,752)	(3,908,484)	-	-	3,282	2,492,703	(7,716,190)
Charges for use of the main transmission grid	(658,229)	-	(2,715,273)	-	-	-	33,873	442,919	(2,896,710)
Personnel and management	(368,744)	(247,393)	(1,174,906)	(21,133)	(43,201)	(72,537)	49,582	-	(1,878,332)
Pension and healthcare plans	(49,626)	(33,003)	(167,533)	(1,877)	(6,222)	(8,853)	6,955	-	(260,159)
Materials and supplies	(20,937)	(5,583)	(74,501)	(77)	(1,574)	(1,609)	1,614	-	(102,667)
Raw materials and supplies for generation	(19,113)	-	-	-	-	-	158	1,301	(17,654)
Natural gas and supplies for gas business	-	-	-	-	(678,885)	-	678,885	-	-
Third party services	(242,712)	(50,019)	(643,999)	(3,389)	(13,861)	(68,186)	22,517	3,337	(996,312)
Depreciation and amortization	(843,480)	(16,207)	(521,301)	(2,003)	(41,148)	(4,700)	46,799	-	(1,382,040)
Provision for litigations	(8,204)	(12,777)	(101,960)	(233)	(263)	(44,815)	10,584	-	(157,668)
Reversal of impairment of assets	285,825	-	-	-	-	-	(108,132)	-	177,693
Other estimated losses, provisions and reversals	(7,109)	(2,334)	(99,123)	(3,694)	(285)	-	285	-	(112,260)
Construction cost	-	(85,181)	(2,234,539)	-	(17,010)	-	17,010	-	(2,319,720)
Other operating costs and expenses, net	(226,265)	(7,268)	(175,230)	(7,396)	(12,006)	(17,572)	15,069	124	(430,544)
EQUITY IN EARNINGS OF INVESTEES	16,651	283,939	-	-	-	7,219	-	-	307,809
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,823,316	905,784	1,102,590	108,618	164,126	(211,053)	(198,667)	-	3,694,714
Financial income	333,990	66,922	479,944	38,577	36,559	182,829	(46,362)	(23,343)	1,069,116
Financial expenses	(791,547)	(344,524)	(955,046)	(717)	(48,316)	(203,206)	45,907	23,343	(2,274,106)
OPERATING PROFIT (LOSS)	1,365,759	628,182	627,488	146,478	152,369	(231,430)	(199,122)	-	2,489,724
Income tax and social contribution	(228,373)	1,779	(58,368)	(40,928)	(40,750)	4,962	7,621	-	(354,057)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,137,386	629,961	569,120	105,550	111,619	(226,468)	(191,501)	-	2,135,667
Result of discontinued operations	-	-	-	-	-	-	191,501	-	191,501
NET INCOME (LOSS)	1,137,386	629,961	569,120	105,550	111,619	(226,468)	-	-	2,327,168

STATEMENT OF INCOME	Electric Energy				GAS	Holding and Services	Reclassi- fications Note 39	Inter- segment operations	Total
Restated	GET
12.31.2022	GER	TRA	DIS	COM
CONTINUING OPERATIONS
NET OPERATING REVENUES	4,099,740	1,140,734	13,903,300	4,938,368	1,297,034	8,014	(1,392,380)	(3,459,469)	20,535,341
Net operating revenue - third-parties	1,369,563	781,448	13,866,122	4,608,702	1,293,872	8,014	(1,392,380)	-	20,535,341
Net operating revenue - between segments	2,730,177	359,286	37,178	329,666	3,162	-	-	(3,459,469)	-
OPERATING COSTS AND EXPENSES	(2,766,048)	(303,450)	(13,418,798)	(4,814,710)	(1,076,181)	(570,344)	1,424,916	3,459,469	(18,065,146)
Energy purchased for resale	(386,210)	-	(5,980,124)	(4,790,427)	-	-	-	3,059,851	(8,096,910)
Charges for use of the main transmission grid	(599,422)	-	(2,313,203)	-	-	-	32,530	392,098	(2,487,997)
Personnel and management	(207,684)	(123,528)	(599,121)	(12,712)	(42,166)	(41,651)	48,958	-	(977,904)
Pension and healthcare plans	(48,973)	(30,948)	(169,493)	(1,787)	(5,366)	(9,614)	5,984	-	(260,197)
Materials and supplies	(13,227)	(5,297)	(71,302)	(53)	(1,644)	(924)	1,906	-	(90,541)
Raw materials and supplies for generation	(123,279)	-	-	-	-	-	111,060	2,870	(9,349)
Natural gas and supplies for gas business	-	-	-	-	(939,516)	-	939,516	-	-
Third party services	(207,239)	(37,041)	(505,407)	(2,665)	(13,316)	(41,702)	46,192	6,627	(754,551)
Depreciation and amortization	(783,828)	(13,692)	(454,307)	(353)	(44,190)	(4,612)	67,885	-	(1,233,097)
Provision (reversal) for litigations	(17,503)	(951)	(162,414)	31	(24)	(445,741)	2,860	-	(623,742)
Impairment of assets	(82,758)	-	-	-	(1,629)	-	109,761	-	25,374
Other estimated losses, provisions and reversals	(992)	3,065	(119,481)	(1,755)	(1,064)	-	1,064	-	(119,163)
Construction cost	-	(89,166)	(2,048,022)	-	(12,024)	-	12,024	-	(2,137,188)
Provision for allocation of PIS and Cofins credits	-	-	(810,563)	-	-	-	-	-	(810,563)
Other operating costs and expenses, net	(294,933)	(5,892)	(185,361)	(4,989)	(15,242)	(26,100)	45,176	(1,977)	(489,318)
EQUITY IN EARNINGS OF INVESTEES	20,370	450,235	-	-	-	7,972	-	-	478,577
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,354,062	1,287,519	484,502	123,658	220,853	(554,358)	32,536	-	2,948,772
Financial income	210,356	58,514	593,726	32,667	56,730	87,621	(76,424)	(6,777)	956,413
Financial expenses	(669,382)	(272,287)	(752,097)	(291)	(28,290)	(271,934)	36,577	6,777	(1,950,927)
Update of provision for allocation of
PIS and Cofins credits	-	-	(1,011,370)	-	-	-	-	-	(1,011,370)
OPERATING PROFIT (LOSS)	895,036	1,073,746	(685,239)	156,034	249,293	(738,671)	(7,311)	-	942,888
Income tax and social contribution	(241,816)	(56,354)	455,465	(47,659)	(70,092)	159,578	81,977	-	281,099
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	653,220	1,017,392	(229,774)	108,375	179,201	(579,093)	74,666	-	1,223,987
Result of discontinued operations	-	-	-	-	-	-	(74,666)	-	(74,666)
NET INCOME (LOSS)	653,220	1,017,392	(229,774)	108,375	179,201	(579,093)	-	-	1,149,321

STATEMENT OF INCOME	Electric Energy				TEL (a)	GAS	Holding and Services	Reclassi- fications (a)	Reclassi- fications Note 39	Inter- segment operations	Total
Restated	GET
12.31.2021	GER	TRA	DIS	COM
CONTINUING OPERATIONS
NET OPERATING REVENUES	6,185,468	1,541,080	14,836,392	4,536,414	243,611	783,277	40,478	(228,379)	(3,008,071)	(3,954,054)	20,976,216
Net operating revenue - third-parties	3,823,917	1,181,374	14,785,432	3,395,592	228,379	757,494	40,478	(228,379)	(3,008,071)	-	20,976,216
Net operating revenue - between segments	2,361,551	359,706	50,960	1,140,822	15,232	25,783	-	-	-	(3,954,054)	-
OPERATING COSTS AND EXPENSES	(3,312,461)	(457,137)	(13,669,382)	(4,478,439)	(222,883)	(654,643)	(246,871)	81,805	2,488,823	4,055,448	(16,415,740)
Energy purchased for resale	(1,279,857)	-	(7,277,499)	(4,450,586)	-	-	-	-	-	3,504,199	(9,503,743)
Charges for use of the main transmission grid	(524,562)	-	(2,363,451)	-	-	-	-	-	27,941	386,372	(2,473,700)
Personnel and management	(281,498)	(167,041)	(905,338)	(18,568)	(39,365)	(39,121)	(99,926)	-	44,889	-	(1,505,968)
Pension and healthcare plans	(44,166)	(27,954)	(155,774)	(1,547)	(6,289)	(5,154)	(7,889)	-	5,754	-	(243,019)
Materials and supplies	(9,863)	(4,161)	(51,722)	(17)	(965)	(3,590)	(471)	965	3,634	2	(66,188)
Raw materials and supplies for generation	(1,878,815)	-	-	-	-	-	-	-	1,854,948	23,867	-
Natural gas and supplies for gas business	-	-	-	-	-	(506,065)	-	-	506,065	-	-
Third party services	(203,823)	(30,699)	(450,752)	(2,925)	(38,690)	(13,850)	(26,147)	38,690	69,983	21,597	(636,616)
Depreciation and amortization	(616,267)	(11,431)	(406,632)	(234)	(77,901)	(41,178)	(3,515)	1,893	65,247	72,726	(1,017,292)
Provision (reversal) for litigations	(25,238)	(9,151)	(89,662)	(295)	4,845	(15,510)	(50,215)	(4,845)	15,846	-	(174,225)
Impairment of assets	150,697	(155)	-	-	5,156	(15,688)	-	(5,156)	(123,089)	-	11,765
Other estimated losses, provisions and reversals	(1,041)	(3,498)	(127,334)	(511)	(8,612)	2,611	(28,662)	8,612	(2,611)	28,662	(132,384)
Construction cost	-	(187,733)	(1,700,889)	-	-	(11,222)	-	-	11,222	-	(1,888,622)
Hydrological risk renegotiation (GSF)	1,570,543	-	-	-	-	-	-	-	-	-	1,570,543
Other operating costs and expenses, net	(168,571)	(15,314)	(140,329)	(3,756)	(61,062)	(5,876)	(30,046)	41,646	8,994	18,023	(356,291)
EQUITY IN EARNINGS OF INVESTEES	16,596	339,774	-	-	-	-	9,944	-	-	-	366,314
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	2,889,603	1,423,717	1,167,010	57,975	20,728	128,634	(196,449)	(146,574)	(519,248)	101,394	4,926,790
Financial income	128,461	19,542	457,697	14,151	19,183	19,422	313,617	(19,180)	(30,444)	(20,844)	901,605
Financial expenses	(506,541)	(160,961)	(391,228)	(211)	(44,928)	(9,605)	(211,708)	44,928	11,440	20,844	(1,247,970)
OPERATING PROFIT (LOSS)	2,511,523	1,282,298	1,233,479	71,915	(5,017)	138,451	(94,540)	(120,826)	(538,252)	101,394	4,580,425
Income tax and social contribution	(675,107)	(262,395)	(375,597)	(18,190)	(6,284)	(38,860)	93,879	47,648	81,108	(24,726)	(1,178,524)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	1,836,416	1,019,903	857,882	53,725	(11,301)	99,591	(661)	(73,178)	(457,144)	76,668	3,401,901
Result of discontinued operations	-	-	-	-	-	-	1,116,379	73,178	457,144	-	1,646,701
NET INCOME (LOSS)	1,836,416	1,019,903	857,882	53,725	(11,301)	99,591	1,115,718	-	-	76,668	5,048,602
NET INCOME (LOSS)
(a) TEL segment discontinued in 2021; reclassifications arising from the divestment process of Copel Telecomunicações, completed in August/2021.

33.5	Additions to noncurrent assets by reportable segment

	Electric Energy			GAS	Holding and Services	Total
12.31.2023	GET	DIS	COM

Contract assets	-	1,966,034	-	25,510	-	1,991,544

Property, plant and equipment	410,673	-	303	-	44,066	455,042

Intangible assets	10,280	-	1,280	-	1,828	13,388
Right-of-use asset	41,314	34,958	444	(1,363)	7,533	82,886

The table above includes R$118,002 of additions to property, plant and equipment in the power generation segment, that refer to UEGA, in addition to the Compagas additions shown in the gas segment column. According to NE 39, these two subsidiaries are in the process of divestment.

	Electric Energy			GAS	Holding and Services	Total
12.31.2022	GET	DIS	COM

Contract assets	-	1,848,201	-	13,955	-	1,862,156

Property, plant and equipment	480,852	-	290	-	4,479	485,621

Intangible assets	4,368	-	2,318	-	1,633	8,319
Right-of-use asset	17,020	91,584	227	5,408	2,756	116,995